Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	1,005,290
Number of shares, Granted	467,115
Number of shares, Vested	(417,998)
Number of shares, Forfeited	(201,076)
Number of shares, Outstanding, Ending balance	853,331	1,005,290
Number of shares, Expected to vest	655,199
Weighted average grant date fair value, Outstanding, Beginning balance	$ 65.73
Weighted average grant date fair value, Granted	85.44	$ 85.30	$ 91.00
Weighted average grant date fair value, Vested	53.07
Weighted average grant date fair value, Forfeited	61.48
Weighted average grant date fair value, Outstanding, Ending balance	79.88	$ 65.73
Weighted average grant date fair value, Expected to vest	$ 79.47